Shareholder Report, Average Annual Return (Details) 198657_Scharf Global Opportunity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Scharf Global Opportunity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Scharf Global Opportunity ETF NAV
Average Annual Return, Percent	10.87%	10.61%	10.29%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.27%	13.54%	11.91%